Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2015
Registrant Name	dei_EntityRegistrantName	WST Investment Trust
CIK	dei_EntityCentralIndexKey	0001580350
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Dec. 18, 2015
Effective Date	dei_DocumentEffectiveDate	Dec. 18, 2015
Prospectus Date	rr_ProspectusDate	Dec. 18, 2015
WST Asset Manager - U.S. Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	WST ASSET MANAGER - U.S. EQUITY FUND RISK/RETURN SUMMARY
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the WST Asset Manager - U.S. Equity Fund (the “ Equity Fund”) is to seek long-term capital appreciation, while maintaining a secondary emphasis on generating income.
Secondary objectives	rr_ObjectiveSecondaryTextBlock	while maintaining a secondary emphasis on generating income
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE EQUITY FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 01, 2018
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Equity Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Equity Fund’s performance. During the most recent fiscal year , the Equity Fund’s portfolio turnover rate was 150% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	150.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements” will not correlate to the ratios of expenses to the average net assets in the Equity Fund’s Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in shares of the Equity Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Equity Fund’s operating expenses remain the same, except the contractual arrangement to waive Management Fees and reimburse expenses remains in effect only until January 1, 2018 . Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE EQUITY FUND
Strategy, Narrative	rr_StrategyNarrativeTextBlock

To achieve its investment objective, the Equity Fund intends to make investments corresponding to those investments in the WST Asset Manager – US Equity Index (“WSTE Index”), which is a custom public index created and also managed by the Advisor. The WSTE Index is published daily by Bloomberg under the symbol “WSTE” and is calculated by S&P Dow Jones Indices. Both the Equity Fund and the WSTE Index use the same proprietary quantitative model (the “Equity Investment Model”) developed by the Advisor to make investment decisions and allocate investments among the various primary sectors of the S&P 500 Index (“Sector Investments”), fixed income securities (“Fixed Income Investments”) and gold related securities (“Gold Investments”). The Equity Investment Model is designed to allocate portfolio investments by evaluating asset class correlation, volatility, trends and momentum. To implement this strategy, the Equity Fund primarily invests in exchange traded funds (“ETFs”) or baskets of securities (i.e., groups of securities related by index or sector made available through certain brokers at a discount brokerage rate).

The Sector Investments in which the Equity Fund may invest will generally be ETFs or baskets of securities representing one or more of the nine primary industry sectors of the S&P 500 Index. Currently, the nine sectors are consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology and utilities.

Fixed Income Investments of the Equity Fund will normally include ETFs or baskets of fixed income securities that are primarily considered “investment grade” at the time of investment. The underlying securities in the ETFs or baskets comprising the Fixed Income Investments may be issued by various public- or private-sector entities, may have fixed or floating rates and may be of any maturity or duration.

Gold Investments are generally in securities of companies (which may be ETFs) that buy and hold physical gold. The Equity Fund does not intend to hold gold directly.

Under normal market conditions, the Equity Fund will invest at least 80% of the value of its net assets, plus any borrowing for investment purposes, in Sector Investments (and thus in equity securities of U.S. companies), while a combination of Fixed Income Investments and/or Gold Investments will typically comprise less than 12% of the value of the Fund’s net assets.

The Equity Fund’s investment allocations, determined by the Equity Investment Model, may change frequently and as a result, the Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover than other mutual funds. Portfolio turnover is a ratio that indicates how often the securities in a mutual fund’s portfolio change during the year. A higher portfolio turnover rate indicates a greater number of changes. Under normal circumstances, the anticipated portfolio turnover rate for the Equity Fund is expected to be significantly greater than 100%.

The Equity Fund is a “fund of funds.” The term “fund of funds” is typically used to describe mutual funds, such as the Equity Fund, whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF THE EQUITY FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

An investment in the Equity Fund is subject to investment risks; therefore you may lose money by investing in the Equity Fund. There can be no assurance that the Equity Fund will be successful in meeting its investment objective. The Equity Fund is not intended to be a complete investment program. Generally, the Equity Fund will be subject to the following principal risks:

Market Risk: Market risk refers to the risk that the value of securities in the Equity Fund's portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Advisor's control, including fluctuation in interest rates, the quality of the Fund's investments, economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Equity Fund's portfolio) may decline, regardless of their long-term prospects.

Investment Model Risk: The share price of the Equity Fund changes daily based on the performance of the securities in which it invests, the selection of which are determined primarily by the Equity Investment Model. The ability of the Equity Fund to meet its investment objective is directly related to the ability of the Equity Investment Model to accurately measure market risk or volatility and appropriately react to current and developing market trends. There can be no assurance that the use of the Equity Investment Model will enable the Equity Fund to achieve positive returns or outperform the market, and if the Equity Investment Model and Advisor fail to accurately evaluate market risk or appropriately react to current and developing market conditions, the Fund’s share price may be adversely affected.

Correlation and Tracking Risk: Correlation and tracking risk refers to the risk that the Equity Fund’s performance may vary somewhat from the performance of the index it seeks to track (WSTE Index) due to such factors as the Fund’s cash flow, differences in the Fund’s expenses and investment limitations, and timing differences associated with additions to and deletions from the index.

Risks Related to “Fund of Funds” Structure: Investments in ETFs and other investment companies (e.g. open end and closed end mutual funds) subject the Equity Fund to paying its proportionate share of fees and expenses from those investments. In other words, by investing in the Equity Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Equity Fund’s direct fees and expenses. In addition, under the Investment Company Act of 1940, as amended (the “1940 Act”), the Equity Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Fund may own.

Risks Related to ETF NAV and Market Price: The market value of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the ETF’s underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Equity Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Equity Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).

Sector Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Equity Fund invests more heavily in a particular sector, the value of its shares may be sensitive to factors and economic risks that specifically affect that sector. As a result, the Equity Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries or in different sectors. Additionally, some sectors could be subject to greater government regulation than other sectors, which may impact the share price of companies in these sectors. To the extent the Equity Fund invests a significant portion of its portfolio in securities representing one or more of the primary sectors of the S&P 500 Index, the Fund is more vulnerable to conditions that negatively affect such sectors.

Fixed Income Securities Risk: There are risks associated with the potential investment of the Equity Fund’s assets in fixed income investments, which include credit risk, interest rate risk, and maturity risk. These risks could affect the value of investments of the Equity Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. Additional information about fixed income risks can be found in the Equity Fund’s Statement of Additional Information (“SAI”).

•   Credit Risk. The value of the Equity Fund’s fixed income investments is dependent on the creditworthiness of the issuer. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal and interest when due.

•   Interest Rate Risk. The value of the Equity Fund’s fixed income investments will generally vary inversely with the direction of prevailing interest rates. Generally when interest rates rise, the value of the Equity Fund’s fixed income investments can be expected to decline.

•   Maturity Risk. The value of the Equity Fund’s fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

Risks Related to Investing in Floating Rate Notes: Floating rate notes attempt to protect investors against a rise in interest rates, but also carry lower yields than fixed rate notes of the same maturity. The interest rate for a floating rate note resets or adjusts periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR). Because rates on floating rate notes reset or adjust only periodically, changes in prevailing interest rates (particularly sudden or significant changes) can cause fluctuations in the value of floating rate notes.

Risks Related to Investing in Precious Metals: Risks related to investing in gold include production risks caused by geologic and environmental factors. Furthermore, investments related to precious metals may fluctuate in value sharply over short periods of time and are considered speculative and are affected by a variety of worldwide economic, financial, and political factors.

Concentration Risk: To the extent the WSTE Index is concentrated in a particular sector, the Equity Fund will generally also be concentrated in that sector. A fund that concentrates in a particular industry sector could experience greater volatility than funds investing in a broader range of industry sectors.

Risks Related to Frequent Trading and Portfolio Turnover: As a result of its trading strategies, the Equity Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Equity Fund expenses. High rates of portfolio turnover may lower the performance of the Equity Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Equity Fund realizes capital gains when portfolio investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates. As a result of its trading strategies, the Equity Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover than other mutual funds. Under normal circumstances, the anticipated portfolio turnover rate for the Equity Fund is expected to be greater than 100%.

Non-diversified Fund Risk: The Equity Fund is a non-diversified fund. A non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

New Fund Risk: The Equity Fund was formed in 2013 and has limited operating history. Accordingly, investors in the Equity Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

May Lose Money	rr_RiskLoseMoney	An investment in the Equity Fund is subject to investment risks; therefore you may lose money by investing in the Equity Fund.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	The Equity Fund is a non-diversified fund. A non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Equity Fund by showing changes in the Fund’s performance for each full calendar year over the life of the Fund, and by showing how the average annual total returns compare with those of a broad-based securities market index. How the Equity Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-515-4626.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Equity Fund by showing changes in the Fund’s performance for each full calendar year over the life of the Fund, and by showing how the average annual total returns compare with those of a broad-based securities market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-866-515-4626
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Equity Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	WST Asset Manager - U.S. Equity Fund Institutional Shares Calendar Year Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock

The 2015 year-to-date return of the Equity Fund’s Institutional shares through September 30, 2015 is -1.62%.

Quarterly Returns During This Time Period

Highest: 6.88% (quarter ended December 31, 2014)

Lowest: -2.24% (quarter ended September 30, 2014)

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Year to Date Return	rr_BarChartYearToDateReturn	(1.62%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.24%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2014
WST Asset Manager - U.S. Equity Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WSTEX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.96%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.36%	[1]
Management Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.46%)	[2]
Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.90%	[1],[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 193
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,063
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	2,379
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 5,515
WST Asset Manager - U.S. Equity Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WSTIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%	[1]
Management Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[2]
Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.65%	[1],[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 168
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	584
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,089
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,480
2014	rr_AnnualReturn2014	8.64%
1 Year	rr_AverageAnnualReturnYear01	8.64%
Since Inception	rr_AverageAnnualReturnSinceInception	11.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2013
WST Asset Manager - U.S. Equity Fund | Return After Taxes on Distributions | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.38%
Since Inception	rr_AverageAnnualReturnSinceInception	11.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2013
WST Asset Manager - U.S. Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.06%
Since Inception	rr_AverageAnnualReturnSinceInception	8.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2013
WST Asset Manager - U.S. Equity Fund | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.69%
Since Inception	rr_AverageAnnualReturnSinceInception	16.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2013
WST Asset Manager - U.S. Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	WST ASSET MANAGER - U.S. BOND FUND RISK/RETURN SUMMARY
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the WST Asset Manager - U.S. Bond Fund (the “Bond Fund”) is to seek total return from income and capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE BOND FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Bond Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 01, 2018
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Bond Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Bond Fund’s performance. During the most recent fiscal period, the Bond Fund’s portfolio turnover rate was 890% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	890.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total Annual Fund Operating Expenses” will not correlate to the ratios of expenses to the average net assets in the Bond Fund’s Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in shares of the Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Bond Fund’s operating expenses remain the same, except the contractual arrangement to waive Management Fees and reimburse expenses remains in effect only until January 1, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE BOND FUND
Strategy, Narrative	rr_StrategyNarrativeTextBlock

To achieve its investment objective, the Bond Fund will generally invest in a combination of (i) U.S. high-yield debt securities (commonly known as “junk” bonds, and referred to herein as “High-Yield Securities”) and (ii) U.S. investment grade debt securities and U.S. Treasury debt obligations (collectively, “Investment Grade Securities”). Debt securities are also known as fixed income securities. The Bond Fund defines High-Yield Securities as those rated lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB by Standard and Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”) and defines Investment Grade Securities as those rated Baa or better by Moody’s or BBB or better by S&P or Fitch or, if securities are unrated, as determined by the Advisor to be of similar credit quality. Although the Bond Fund may invest directly in debt securities, it will primarily invest in such securities indirectly through ETFs, open end and closed end mutual funds, and/or baskets of securities (i.e. pre-selected groups of securities that are related by index or sector and made available through certain brokers at a discounted brokerage rate) that each invest primarily in debt securities.

The Advisor allocates assets between High-Yield Securities and Investment Grade Securities using a proprietary quantitative model, its “WST Asset Manager U.S. Bond Strategy.” This strategy employs a combination of short-, intermediate- and long-term trend-following techniques to identify periods of favorable or unfavorable market conditions for High-Yield Securities. In allocating portfolio investments between High-Yield Securities and Investment Grade Securities, the Advisor may consider multiple factors, including those related to credit, duration, Federal Reserve policy and the Advisor’s expectations for the future course of interest rates and the then-prevailing price and yield levels in the debt market. The Advisor selects securities for their potential for interest income, capital appreciation, or both.

The Bond Fund invests without restriction as to issuer credit quality, capitalization or security maturity; however, other than periods when the Fund is invested solely in cash, at least 10% of the Fund’s assets will generally be invested in Investment Grade Securities at all times.

Under normal circumstances, at least 80% of the Bond Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested directly or indirectly in U.S. bonds.

The Bond Fund’s investment allocations, determined by the WST Asset Manager U.S. Bond Strategy, may change frequently and as a result, the Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover than other mutual funds. Portfolio turnover is a ratio that indicates how often the securities in a mutual fund’s portfolio change during the year. A higher portfolio turnover rate indicates a greater number of changes. Under normal circumstances, the anticipated portfolio turnover rate for the Bond Fund is expected to be significantly greater than 100%.

The Bond Fund is a “fund of funds.” The term “fund of funds” is typically used to describe mutual funds, such as the Bond Fund, whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF THE BOND FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

An investment in the Bond Fund is subject to investment risks; therefore you may lose money by investing in the Fund. There can be no assurance that the Bond Fund will be successful in meeting its investment objective. The Bond Fund is not intended to be a complete investment program. Generally, the Bond Fund will be subject to the following principal risks:

Market Risk: Market risk refers to the risk that the value of securities in the Bond Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Advisor’s control, including fluctuation in interest rates, the quality of the Fund’s investments, economic conditions, and general bond market conditions.

Investment Model Risk: The share price of the Bond Fund changes daily based on the performance of the securities in which it invests, the selection of which are determined primarily by the WST Asset Manager U.S. Bond Strategy (the “Debt Investment Model”). The ability of the Bond Fund to meet its investment objective is directly related to the ability of the Debt Investment Model to accurately measure market risk or volatility and appropriately react to current and developing market trends. There can be no assurance that the use of the Debt Investment Model will enable the Bond Fund to achieve positive returns or outperform the market. If the Debt Investment Model and Advisor fail to accurately evaluate market risk or appropriately react to current and developing market conditions, the Bond Fund’s share price may be adversely affected.

Income Risk: A primary source of income for the Bond Fund will be derived from the receipt of interest payments from debt securities. An economic downturn or an increase in interest rates may have a negative or adverse effect on an issuer’s ability to timely make payments of principal and interest. If the issuer fails to make timely interest and/or principal payments, then the Bond Fund’s current income will be adversely affected and reduced.

Interest Rate Risk: The value of the Bond Fund’s debt securities will generally vary inversely with the direction of the prevailing interest rates. A rise in interest rates will normally cause the value of debt securities to decrease. Consequently, changes in interest rates may have a significant effect on the Bond Fund, especially if the Fund is holding a significant portion of its assets in debt securities that are particularly sensitive to interest rate fluctuations, such as debt securities with long-term maturities, zero coupon bonds, and debentures. The Bond Fund may be subject to greater risk of rising interest rates due to the current period of historically low interest rates.

Credit Risk: Credit risk is the risk that the issuer of a debt security (including corporate, government and mortgage-backed securities) will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer fails to pay interest, the Bond Fund’s income will be reduced. If the issuer fails to repay principal, the value of that debt security and of the Bond Fund’s shares may be reduced. To the extent the Bond Fund invests in lower rated debt securities (such as High Yield Securities), the Fund will be subject to a higher level of credit risk than a fund that invests only in the highest rated debt securities.

Corporate Debt Securities Risk: The Bond Fund’s debt securities investments may include corporate debt securities. Corporate debt obligations purchased by the Bond Fund may be any credit quality, maturity or yield. Accordingly, the Bond Fund’s debt securities may include “investment grade” securities (those rated at least Baa by Moody’s, BBB by S&P or Fitch or, if not rated, of equivalent quality in the Advisor’s opinion). In addition, the Bond Fund’s debt securities may include lower-rated debt securities including, without limitation, high-yield and/or junk bonds rated below Baa by Moody’s or BBB by S&P’s or Fitch (see “Junk Bonds or Lower-rated Securities Risk” below). The Bond Fund’s fixed income securities investments are subject to risks of non-payment of interest and principal, the risk that bond demand in the marketplace will decrease periodically, and the risk that ratings of the various credit services (and the Advisor’s independent assessments of the securities creditworthiness) are or may become inaccurate.

U.S. Government Securities Risk: Securities issued by the U.S. government or its agencies are subject to risks related to the creditworthiness of the U.S. government. In addition, such securities may be not be backed by the “full faith and credit” of the U.S. government, but rather by a right to borrow from the U.S. government or the creditworthiness of the issuer itself. The value of any such securities may fluctuate with changes in credit ratings and market perceptions of the U.S. government and the issuers of the securities, as well as interest rates and other risks applicable to fixed income securities generally.

Junk Bonds or Lower-Rated Securities Risk: Debt securities rated below Baa by Moody’s and BBB by S&P or Fitch are generally considered speculative in nature and are generally subject to greater risks with respect to the non-payment of interest and principal and greater market fluctuations than higher-rated debt securities. Lower-rated debt securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These debt securities are considered below “investment-grade.” The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated debt securities, and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Bond Fund’s net asset value. These risks can reduce the value of the Bond Fund’s shares and the income it earns.

Maturity Risk: Maturity risk is another factor that can affect the value of the Bond Fund’s debt security holdings. In general, but not in all cases, the longer the maturity of a debt security, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Bond Fund will be subject to greater maturity risk to extent it is invested in debt securities with longer maturities.

Prepayment Risk: Issuers of debt securities in which the Bond Fund may invest may be able to prepay principal due on these securities. Declining interest rates may encourage issuers to pay off their debt obligations sooner than expected. This can reduce the effective maturity of the debt security and lower returns to the Bond Fund especially if the Fund reinvests its assets at a lower prevailing interest rate.

Risks Related to ETF and Closed End Fund NAV and Market Price: The market value of the shares of an ETF or closed end fund may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF or closed end fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities held by the ETF or closed end fund. Accordingly, there may be times when an ETF or closed end fund trades at a premium (creating the risk that the Bond Fund pays more than NAV for the ETF or fund when making a purchase) or discount (creating the risks that the Bond Fund’s NAV is reduced for undervalued ETFs or closed end funds it holds, and that the Fund receives less than NAV when selling an ETF or closed end fund).

Regional and Sector Risk: Regional and sector risk is the risk that if the Bond Fund invests heavily in securities within the same state, region, currency, industry or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so focused. To the extent the Bond Fund invests heavily in securities in any such area that experiences an adverse development, the value of the Fund’s portfolio may be negatively affected.

Risks Related to “Fund of Funds” Structure: Investments in ETFs and open end and closed end mutual funds subject the Bond Fund to paying its proportionate share of fees and expenses from those investments. In other words, by investing in the Bond Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. In addition, under the 1940 Act, the Bond Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Fund may own.

Risks Related to Frequent Trading and Portfolio Turnover: As a result of its trading strategies, the Bond Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Bond Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Bond Fund realizes capital gains when portfolio investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates. As a result of its trading strategies, the Bond Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover than other mutual funds. Under normal circumstances, the anticipated portfolio turnover rate for the Bond Fund is expected to be greater than 100%.

Non-diversified Fund Risk: The Bond Fund is a non-diversified fund. A non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

New Fund Risk: The Bond Fund was formed in 2014 and has limited operating history. Accordingly, investors in the Bond Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

May Lose Money	rr_RiskLoseMoney	An investment in the Bond Fund is subject to investment risks; therefore you may lose money by investing in the Fund.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	The Bond Fund is a non-diversified fund. A non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Bond Fund is new and does not have a performance history for a full calendar year to report. When the Bond Fund has completed a full calendar year of operations, this section will include information which an investor would find useful in evaluating the risks of investing in the Fund, such as information that shows the Fund’s performance from year to year and how the Fund’s average annual returns for certain periods compare with those of a broad-based securities market index. How the Bond Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-515-4626.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	When the Bond Fund has completed a full calendar year of operations, this section will include information which an investor would find useful in evaluating the risks of investing in the Fund, such as information that shows the Fund’s performance from year to year and how the Fund’s average annual returns for certain periods compare with those of a broad-based securities market index.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Bond Fund is new and does not have a performance history for a full calendar year to report.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-866-515-4626
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Bond Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
WST Asset Manager - U.S. Bond Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WAMBX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%	[3],[4]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 158
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	490
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	845
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,845
WST Asset Manager - U.S. Bond Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WAMIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%	[3],[4]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 142
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	440
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	761
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,669

[1]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements" will not correlate to the ratios of expenses to the average net assets in the Equity Fund's Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses."
[2]	Wilbanks, Smith & Thomas Asset Management, LLC (the "Advisor") has entered into an Expense Limitation Agreement with the Equity Fund under which it has agreed to waive or reduce Management Fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions , extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under a Rule 12b-1 Distribution Plan) to not more than 1.25% of the average daily net assets allocable to each Class of the Fund. The Expense Limitation Agreement is currently in effect until January 1, 2018 . The Expense Limitation Agreement may be terminated by the WST Investment Trust (the "Trust") or the Advisor at the end of its then-current term upon not less than 90 days' notice. The Trust's Board of Trustees (the "Board" or "Trustees") may terminate the Expense Limitation Agreement at any time.
[3]	"Total Annual Fund Operating Expenses" will not correlate to the ratios of expenses to the average net assets in the Bond Fund's Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses."
[4]	The Advisor has entered into an Expense Limitation Agreement with the Bond Fund under which it has agreed to waive or reduce Management Fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under a Rule 12b-1 Distribution Plan) to not more than 1.15% of the average daily net assets allocable to each Class of the Fund. The Expense Limitation Agreement is currently in effect until January 1, 2018. The Expense Limitation Agreement may be terminated by the Trust or the Advisor at the end of its then-current term upon not less than 90 days' notice. The Trust's Board may terminate the Expense Limitation Agreement at any time.